UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03737

Fidelity Advisor Series IV

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2021

Item 1.

Reports to Stockholders

Fidelity® Limited Term Government Fund

Semi-Annual Report

May 31, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Coupon Distribution as of May 31, 2021

% of fund's investments
0.01 - 0.99%	52.0
1 - 1.99%	28.9
2 - 2.99%	10.2
3 - 3.99%	2.9
4 - 4.99%	0.6
5 - 5.99%	3.2
6 - 6.99%	0.1
7% and above	0.0

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

Asset Allocation (% of fund's net assets)

As of May 31, 2021*,**,***
Mortgage Securities	3.5%
CMOs and Other Mortgage Related Securities	6.2%
U.S. Treasury Obligations	84.4%
U.S. Government Agency Obligations†	2.9%
Foreign Government & Government Agency Obligations	3.5%
Short-Term Investments and Net Other Assets (Liabilities)	(0.5)%

 * Foreign investments - 3.5%

 ** Futures and Swaps - 25.2%

 *** Written options - (4.1)%

 † Includes NCUA Guaranteed Notes

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Schedule of Investments May 31, 2021 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 87.3%
	Principal Amount	Value
U.S. Government Agency Obligations - 2.7%
Fannie Mae 0.625% 4/22/25	319,000	319,947
Federal Farm Credit Bank 0.375% 4/8/22	11,200,000	11,230,529
		11,550,476
U.S. Treasury Obligations - 84.4%
U.S. Treasury Bonds 2.375% 5/15/51	937,000	955,154
U.S. Treasury Notes:
0.125% 5/31/22	$4,347,000	$4,349,038
0.125% 6/30/22	26,984,000	26,993,487
0.125% 7/31/22	1,000,000	1,000,508
0.125% 8/31/22	7,700,000	7,702,707
0.125% 9/30/22	34,300,000	34,309,379
0.125% 10/31/22	5,260,000	5,261,438
0.125% 8/15/23	1,320,000	1,318,556
0.125% 10/15/23	574,000	573,103
0.25% 5/15/24	258,000	257,597
0.25% 7/31/25	17,354,000	17,099,113
0.25% 9/30/25	14,373,000	14,126,525
0.25% 10/31/25	5,600,000	5,495,875
0.375% 3/31/22	58,900,000	59,049,551
0.375% 4/30/25	18,223,000	18,101,988
0.375% 12/31/25	1,226,000	1,207,179
0.75% 3/31/26	939,000	937,973
1.125% 2/28/22	4,910,000	4,949,510
1.125% 2/15/31 (a)	850,000	813,742
1.25% 4/30/28	9,353,000	9,350,077
1.25% 5/31/28	10,065,000	10,052,419
1.375% 1/31/22	34,000,000	34,297,500
1.375% 1/31/25	2,300,000	2,374,570
1.5% 9/30/21	10,372,000	10,422,295
1.5% 9/30/24	7,921,000	8,210,921
1.5% 10/31/24	3,410,000	3,534,811
1.5% 1/31/27	144,000	148,208
1.625% 11/15/22	779,000	796,101
1.625% 9/30/26	552,000	573,045
1.625% 5/15/31	2,800,000	2,805,250
1.75% 7/31/21	900,000	902,576
1.75% 6/30/22 (b)(c)	12,447,000	12,669,198
1.75% 7/31/24	7,660,000	7,998,117
1.875% 7/31/22	7,869,000	8,032,835
1.875% 9/30/22 (b)	2,900,000	2,968,195
1.875% 10/31/22	2,508,000	2,570,406
2% 5/31/24	4,240,000	4,452,663
2.125% 3/31/24	3,706,000	3,899,262
2.5% 1/15/22	20,969,000	21,286,811
2.625% 12/31/23	12,515,000	13,284,966
		365,132,649
Other Government Related - 0.2%
Private Export Funding Corp. Secured 1.75% 11/15/24	1,050,000	1,091,836
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $375,004,532)		377,774,961

U.S. Government Agency - Mortgage Securities - 5.3%
Fannie Mae - 0.9%
12 month U.S. LIBOR + 1.360% 1.981% 10/1/35 (d)(e)	2,781	2,900
12 month U.S. LIBOR + 1.460% 2.017% 1/1/35 (d)(e)	4,734	4,957
12 month U.S. LIBOR + 1.480% 2.423% 7/1/34 (d)(e)	1,395	1,458
12 month U.S. LIBOR + 1.550% 1.927% 2/1/44 (d)(e)	4,952	5,170
12 month U.S. LIBOR + 1.550% 2.253% 5/1/44 (d)(e)	5,632	5,877
12 month U.S. LIBOR + 1.550% 2.553% 6/1/36 (d)(e)	1,162	1,223
12 month U.S. LIBOR + 1.560% 1.94% 3/1/37 (d)(e)	4,595	4,843
12 month U.S. LIBOR + 1.560% 1.984% 2/1/44 (d)(e)	7,345	7,672
12 month U.S. LIBOR + 1.570% 1.951% 4/1/44 (d)(e)	18,267	19,091
12 month U.S. LIBOR + 1.570% 2.445% 5/1/44 (d)(e)	509	531
12 month U.S. LIBOR + 1.580% 1.955% 1/1/44 (d)(e)	6,689	6,989
12 month U.S. LIBOR + 1.580% 1.955% 4/1/44 (d)(e)	4,745	4,959
12 month U.S. LIBOR + 1.620% 2.108% 3/1/33 (d)(e)	6,202	6,479
12 month U.S. LIBOR + 1.640% 2.096% 6/1/47 (d)(e)	9,996	10,633
12 month U.S. LIBOR + 1.670% 2.223% 11/1/36 (d)(e)	10,089	10,614
12 month U.S. LIBOR + 1.730% 2.408% 5/1/36 (d)(e)	1,537	1,621
12 month U.S. LIBOR + 1.750% 2.241% 7/1/35 (d)(e)	1,328	1,398
12 month U.S. LIBOR + 1.770% 2.134% 2/1/37 (d)(e)	21,072	22,285
12 month U.S. LIBOR + 1.800% 2.175% 1/1/42 (d)(e)	17,531	18,465
12 month U.S. LIBOR + 1.810% 2.193% 2/1/42 (d)(e)	14,887	15,714
12 month U.S. LIBOR + 1.890% 2.255% 4/1/36 (d)(e)	20,716	21,971
12 month U.S. LIBOR + 1.890% 2.43% 8/1/35 (d)(e)	10,044	10,622
6 month U.S. LIBOR + 1.510% 1.76% 2/1/33 (d)(e)	1,023	1,062
6 month U.S. LIBOR + 1.530% 1.785% 12/1/34 (d)(e)	2,557	2,663
6 month U.S. LIBOR + 1.530% 1.785% 3/1/35 (d)(e)	2,792	2,911
6 month U.S. LIBOR + 1.540% 1.795% 4/1/33 (d)(e)	15,947	16,582
6 month U.S. LIBOR + 1.550% 1.8% 10/1/33 (d)(e)	1,979	2,059
6 month U.S. LIBOR + 1.560% 1.815% 7/1/35 (d)(e)	1,675	1,749
U.S. TREASURY 1 YEAR INDEX + 2.180% 2.396% 7/1/36 (d)(e)	9,529	9,969
U.S. TREASURY 1 YEAR INDEX + 2.200% 2.333% 3/1/35 (d)(e)	1,029	1,088
U.S. TREASURY 1 YEAR INDEX + 2.280% 2.417% 10/1/33 (d)(e)	2,800	2,947
U.S. TREASURY 1 YEAR INDEX + 2.300% 2.553% 12/1/32 (d)(e)	41,522	43,618
U.S. TREASURY 1 YEAR INDEX + 2.460% 2.585% 12/1/32 (d)(e)	89,557	93,751
3% 9/1/32 to 7/1/33	528,984	560,296
3.5% 7/1/32	543,308	581,077
4% 7/1/46 to 10/1/46	1,344,352	1,475,655
4.5% 11/1/25 to 6/1/41	371,686	409,083
5.5% 8/1/25	22,684	23,630
6% to 6% 1/1/34 to 6/1/36	204,191	240,011
6.5% 2/1/22 to 8/1/36	203,072	236,643
		3,890,266
Freddie Mac - 0.3%
12 month U.S. LIBOR + 1.510% 2.015% 11/1/35 (d)(e)	3,819	4,005
12 month U.S. LIBOR + 1.600% 2.6% 7/1/35 (d)(e)	5,084	5,344
12 month U.S. LIBOR + 1.750% 2.328% 9/1/41 (d)(e)	39,595	41,762
12 month U.S. LIBOR + 1.790% 2.168% 4/1/37 (d)(e)	1,369	1,450
12 month U.S. LIBOR + 1.880% 2.38% 10/1/41 (d)(e)	50,137	52,942
12 month U.S. LIBOR + 1.890% 2.536% 10/1/42 (d)(e)	16,892	17,910
12 month U.S. LIBOR + 2.030% 2.567% 3/1/33 (d)(e)	203	214
12 month U.S. LIBOR + 2.040% 2.97% 7/1/36 (d)(e)	9,191	9,749
6 month U.S. LIBOR + 1.660% 1.915% 7/1/35 (d)(e)	10,011	10,456
6 month U.S. LIBOR + 1.720% 1.97% 8/1/37 (d)(e)	1,995	2,098
6 month U.S. LIBOR + 1.840% 2.095% 2/1/37 (d)(e)	897	946
6 month U.S. LIBOR + 1.880% 2.136% 10/1/36 (d)(e)	19,892	20,896
6 month U.S. LIBOR + 1.990% 2.248% 10/1/35 (d)(e)	7,930	8,348
6 month U.S. LIBOR + 2.010% 2.26% 5/1/37 (d)(e)	2,797	2,951
6 month U.S. LIBOR + 2.010% 2.26% 5/1/37 (d)(e)	4,111	4,337
6 month U.S. LIBOR + 2.680% 2.932% 10/1/35 (d)(e)	1,146	1,213
U.S. TREASURY 1 YEAR INDEX + 2.030% 2.313% 6/1/33 (d)(e)	16,731	17,601
U.S. TREASURY 1 YEAR INDEX + 2.230% 2.355% 4/1/34 (d)(e)	26,492	27,992
U.S. TREASURY 1 YEAR INDEX + 2.310% 2.41% 2/1/36 (d)(e)	200	211
U.S. TREASURY 1 YEAR INDEX + 2.540% 2.973% 7/1/35 (d)(e)	13,201	13,956
3% 4/1/33 to 7/1/33	769,830	815,254
3.5% 7/1/32	178,218	190,672
5% 9/1/35	776	888
6% 1/1/24	13,707	14,356
6.5% 12/1/21	672	678
		1,266,229
Ginnie Mae - 4.1%
6% 6/15/36	176,861	207,103
8% 12/15/23	5,430	5,677
3% 6/1/51 (f)	800,000	834,641
3% 6/1/51 (f)	600,000	625,981
3% 6/1/51 (f)	950,000	991,137
3% 7/1/51 (f)	900,000	938,690
3% 7/1/51 (f)	900,000	938,690
3% 7/1/51 (f)	750,000	782,242
3% 7/1/51 (f)	550,000	573,644
3% 7/1/51 (f)	1,800,000	1,877,380
3.5% 2/20/50 to 11/20/50	553,054	582,695
3.5% 6/1/51 (f)	4,050,000	4,259,970
3.5% 6/1/51 (f)	4,050,000	4,259,970
3.5% 7/1/51 (f)	350,000	368,282
4% 7/20/47	523,861	562,205
4.7% 2/20/62 (d)(g)	3,656	3,680
5.47% 8/20/59 (d)(g)	102	104
		17,812,091
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $22,679,763)		22,968,586

Asset-Backed Securities - 0.0%
Brazos Higher Education Authority, Inc. Series 2010-1 Class A1, 3 month U.S. LIBOR + 0.900% 1.047% 5/25/29 (Cost $87,419)(d)(e)	$86,809	$86,914

Collateralized Mortgage Obligations - 4.0%
U.S. Government Agency - 4.0%
Fannie Mae:
floater:	$	$
Series 1994-42 Class FK, 10-Year Treasury Constant Maturity Rate - 0.500% 1.08% 4/25/24 (d)(e)	41,092	40,859
Series 2001-38 Class QF, 1 month U.S. LIBOR + 0.980% 1.0716% 8/25/31 (d)(e)	19,391	19,798
Series 2002-49 Class FB, 1 month U.S. LIBOR + 0.600% 0.6975% 11/18/31 (d)(e)	19,658	19,919
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 1.0916% 4/25/32 (d)(e)	4,230	4,331
Series 2002-74 Class FV, 1 month U.S. LIBOR + 0.450% 0.5416% 11/25/32 (d)(e)	123,781	124,440
Series 2002-75 Class FA, 1 month U.S. LIBOR + 1.000% 1.0916% 11/25/32 (d)(e)	8,665	8,871
Series 2010-15 Class FJ, 1 month U.S. LIBOR + 0.930% 1.0216% 6/25/36 (d)(e)	243,806	248,490
planned amortization class Series 2005-64 Class PX, 5.5% 6/25/35	36,355	38,811
sequential payer:
Series 2003-117 Class MD, 5% 12/25/23	15,609	16,229
Series 2004-52 Class KZ, 5.5% 7/25/34	403,463	458,126
Series 2010-139 Class NI, 4.5% 2/25/40 (h)	77,112	4,073
Series 2010-39 Class FG, 1 month U.S. LIBOR + 0.920% 1.0116% 3/25/36 (d)(e)	167,265	171,754
Series 2011-67 Class AI, 4% 7/25/26 (h)	20,232	1,012
Freddie Mac:
floater:
Series 2448 Class FT, 1 month U.S. LIBOR + 1.000% 1.1009% 3/15/32 (d)(e)	20,917	21,384
Series 2526 Class FC, 1 month U.S. LIBOR + 0.400% 0.5009% 11/15/32 (d)(e)	28,361	28,540
Series 2530 Class FE, 1 month U.S. LIBOR + 0.600% 0.7009% 2/15/32 (d)(e)	11,108	11,273
Series 2711 Class FC, 1 month U.S. LIBOR + 0.900% 1.0009% 2/15/33 (d)(e)	64,172	65,488
floater planned amortization class Series 2770 Class FH, 1 month U.S. LIBOR + 0.400% 0.5009% 3/15/34 (d)(e)	75,915	76,451
planned amortization class Series 3415 Class PC, 5% 12/15/37	28,274	31,578
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	60,048	65,296
Series 2004-2802 Class ZG, 5.5% 5/15/34	348,976	401,091
Series 2004-2862 Class NE, 5% 9/15/24	240,890	249,909
Series 2145 Class MZ, 6.5% 4/15/29	79,374	90,395
Series 2357 Class ZB, 6.5% 9/15/31	62,765	72,606
Series 3745 Class KV, 4.5% 12/15/26	312,906	316,732
Series 3859 Class JZ, 5% 5/15/41	439,081	495,462
Freddie Mac Multi-family Structured pass-thru certificates sequential payer Series 4335 Class AL, 4.25% 3/15/40	13,954	13,959
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 1 month U.S. LIBOR + 0.500% 0.5993% 7/20/37 (d)(e)	41,693	42,262
Series 2008-2 Class FD, 1 month U.S. LIBOR + 0.480% 0.5793% 1/20/38 (d)(e)	10,760	10,895
Series 2008-73 Class FA, 1 month U.S. LIBOR + 0.860% 0.9593% 8/20/38 (d)(e)	85,032	86,904
Series 2008-83 Class FB, 1 month U.S. LIBOR + 0.900% 0.9993% 9/20/38 (d)(e)	70,067	71,698
Series 2009-108 Class CF, 1 month U.S. LIBOR + 0.600% 0.7009% 11/16/39 (d)(e)	45,755	46,496
Series 2009-116 Class KF, 1 month U.S. LIBOR + 0.530% 0.6309% 12/16/39 (d)(e)	32,168	32,637
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 0.441% 7/20/60 (d)(e)(g)	564,532	565,328
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 0.4104% 9/20/60 (d)(e)(g)	673,004	673,411
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 0.4104% 8/20/60 (d)(e)(g)	659,439	659,825
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 0.4904% 12/20/60 (d)(e)(g)	237,541	238,162
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 0.6104% 12/20/60 (d)(e)(g)	291,218	292,597
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 0.6104% 2/20/61 (d)(e)(g)	402,956	404,395
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 0.6004% 2/20/61 (d)(e)(g)	528,856	530,749
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 0.6104% 4/20/61 (d)(e)(g)	240,756	241,920
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 0.6104% 5/20/61 (d)(e)(g)	343,549	345,218
Class FC, 1 month U.S. LIBOR + 0.500% 0.6104% 5/20/61 (d)(e)(g)	270,417	271,745
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 0.6404% 6/20/61 (d)(e)(g)	316,048	317,712
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 0.7104% 10/20/61 (d)(e)(g)	326,739	329,006
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 0.8104% 11/20/61 (d)(e)(g)	317,625	320,521
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 0.8104% 1/20/62 (d)(e)(g)	230,187	232,123
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 0.7404% 1/20/62 (d)(e)(g)	323,259	325,635
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 0.7404% 3/20/62 (d)(e)(g)	208,648	210,002
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 0.7604% 5/20/61 (d)(e)(g)	2,396	2,420
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 0.3904% 5/20/63 (d)(e)(g)	6,214	6,215
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 0.3104% 4/20/63 (d)(e)(g)	4,047	4,040
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 0.5104% 12/20/62 (d)(e)(g)	6,551	6,575
Series 2017-161 Class DF, 1 month U.S. LIBOR + 0.250% 0.3493% 10/20/47 (d)(e)	249,809	249,348
Series 2018-65 Class DF, 1 month U.S. LIBOR + 0.300% 0.3993% 5/20/48 (d)(e)	250,633	250,619
Series 2018-77 Class FA, 1 month U.S. LIBOR + 0.300% 0.3993% 6/20/48 (d)(e)	317,172	317,475
Series 2019-115 Class FA, 1 month U.S. LIBOR + 0.450% 0.5493% 9/20/49 (d)(e)	825,023	831,158
Series 2019-98 Class FC, 1 month U.S. LIBOR + 0.450% 0.5493% 8/20/49 (d)(e)	1,633,751	1,642,717
planned amortization class:
Series 2011-68 Class EC, 3.5% 4/20/41	191,298	202,825
Series 2017-134 Class BA, 2.5% 11/20/46	54,246	56,553
sequential payer:
Series 2013-H06 Class HA, 1.65% 1/20/63 (g)	6,856	6,889
Series 2013-H26 Class HA, 3.5% 9/20/63 (g)	167,443	169,073
Series 2014-H04 Class HA, 2.75% 2/20/64 (g)	587,597	605,159
Series 2014-H12 Class KA, 2.75% 5/20/64 (g)	278,590	282,707
Series 2018-H12 Class HA, 3.25% 8/20/68 (g)	1,040,424	1,104,364
Series 2010-H18 Class PL, 5.01% 9/20/60 (d)(g)	4,790	5,178
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 8.5343% 4/20/39 (d)(i)	15,029	15,639
Class ST, 8.800% - 1 month U.S. LIBOR 8.6677% 8/20/39 (d)(i)	7,193	7,321
Series 2013-H08 Class MA, 3% 3/20/63 (g)	26,472	26,778
Series 2015-H30 Class HA, 1.75% 9/20/62 (d)(g)	47,719	48,492
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 0.57% 5/20/66 (d)(e)(g)	1,080,983	1,074,106
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 0.42% 8/20/66 (d)(e)(g)	1,115,275	1,104,757
		17,366,526
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $17,182,298)		17,366,526

Commercial Mortgage Securities - 2.2%
Freddie Mac floater:
Series 2021-F108 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.250% 0.26% 2/25/31(d)(e)	2,400,000	2,402,162
Series 2021-F109 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.240% 0.25% 3/25/31(d)(e)	1,400,000	1,400,986
Series 2021-F110 Class A/S, 1 month U.S. LIBOR + 0.240% 0.25% 3/25/31 (d)(e)	1,900,000	1,901,323
Series 2021-F111 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.240% 0.25% 3/25/31(d)(e)	2,000,000	2,001,409
Series 2021-F112 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.250% 0.24% 4/25/31(d)(e)	1,900,000	1,901,184
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $9,600,000)		9,607,064

Foreign Government and Government Agency Obligations - 3.5%
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	11,058,000	12,372,958
5.5% 12/4/23	4,000	4,521
Ukraine Government 1.471% 9/29/21	2,891,000	2,901,337
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $14,698,412)		15,278,816
	Shares	Value

Money Market Funds - 0.2%
Fidelity Cash Central Fund 0.03% (j)	399,872	$399,952
Fidelity Securities Lending Cash Central Fund 0.03% (j)(k)	232,237	232,260
TOTAL MONEY MARKET FUNDS
(Cost $632,185)		632,212

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount	Value
Put Options - 0.1%
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay semi-annually a fixed rate of 1.57125% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/5/24	3,000,000	$114,198
Call Options - 0.0%
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive semi-annually a fixed rate of 1.57125% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/5/24	3,000,000	50,981
TOTAL PURCHASED SWAPTIONS
(Cost $172,312)			165,179
TOTAL INVESTMENT IN SECURITIES - 102.6%
(Cost $440,056,921)			443,880,258
NET OTHER ASSETS (LIABILITIES) - (2.6)%			(11,149,032)
NET ASSETS - 100%			$432,731,226

TBA Sale Commitments
	Principal Amount	Value
Ginnie Mae
3% 6/1/51	$(550,000)	$(573,816)
3% 6/1/51	(1,800,000)	(1,877,943)
3% 7/1/51	(2,450,000)	(2,555,323)
3% 7/1/51	(2,450,000)	(2,555,323)
3.5% 6/1/51	(350,000)	(368,146)
TOTAL TBA SALE COMMITMENTS
(Proceeds $7,929,712)		$(7,930,551)

Written Swaptions
	Expiration Date	Notional Amount	Value
Put Swaptions
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 2.5175% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2026	4/1/26	5,000,000	$(139,167)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.27% and receive quarterly a floating rate based on 3-month LIBOR, expiring November 2030	11/25/25	1,800,000	(103,050)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.2925% and receive quarterly a floating rate based on 3-month LIBOR, expiring January 2032	1/13/22	1,700,000	(77,830)

TOTAL PUT SWAPTIONS			(320,047)

Call Swaptions
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 2.5175% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2026	4/1/26	5,000,000	(195,430)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.27% and pay quarterly a floating rate based on 3-month LIBOR, expiring November 2030	11/25/25	1,800,000	(23,338)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.2925% and pay quarterly a floating rate based on 3-month LIBOR, expiring January 2032	1/13/22	1,700,000	(12,443)

TOTAL CALL SWAPTIONS			(231,211)

TOTAL WRITTEN SWAPTIONS			$(551,258)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	87	Sept. 2021	$11,478,563	$29,766	$29,766
CBOT 2-Year U.S. Treasury Note Contracts (United States)	241	Sept. 2021	53,196,984	21,790	21,790
CBOT 5-Year U.S. Treasury Note Contracts (United States)	255	Sept. 2021	31,582,148	59,370	59,370
TOTAL FUTURES CONTRACTS					$110,926

The notional amount of futures purchased as a percentage of Net Assets is 22.2%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $98,112,188.

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
0.25%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Sep. 2023	$9,956,000	$12,664	$0	$12,664
0.5%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Sep. 2026	1,826,000	7,085	0	7,085
0.75%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Sep. 2028	1,597,000	5,306	0	5,306
3-month LIBOR(3)	Quarterly	1%	Semi - annual	LCH	Sep. 2031	646,000	(766)	0	(766)
1.25%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Sep. 2051	210,000	2,217	0	2,217

TOTAL INTEREST RATE SWAPS							$26,506	$0	$26,506

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $443,327.

 (c) Security or a portion of the security has been segregated as collateral for open over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $238,197.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (i) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (k) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,796
Fidelity Securities Lending Cash Central Fund	1,253
Total	$5,049

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$377,774,961	$--	$377,774,961	$--
U.S. Government Agency - Mortgage Securities	22,968,586	--	22,968,586	--
Asset-Backed Securities	86,914	--	86,914	--
Collateralized Mortgage Obligations	17,366,526	--	17,366,526	--
Commercial Mortgage Securities	9,607,064	--	9,607,064	--
Foreign Government and Government Agency Obligations	15,278,816	--	15,278,816	--
Money Market Funds	632,212	632,212	--	--
Purchased Swaptions	165,179	--	165,179	--
Total Investments in Securities:	$443,880,258	$632,212	$443,248,046	$--
Derivative Instruments:
Assets
Futures Contracts	$110,926	$110,926	$--	$--
Swaps	27,272	--	27,272	--
Total Assets	$138,198	$110,926	$27,272	$--
Liabilities
Swaps	$(766)	$--	$(766)	$--
Written Swaptions	(551,258)	--	(551,258)	--
Total Liabilities	$(552,024)	$--	$(552,024)	$--
Total Derivative Instruments:	$(413,826)	$110,926	$(524,752)	$--
Other Financial Instruments:
TBA Sale Commitments	$(7,930,551)	$--	$(7,930,551)	$--
Total Other Financial Instruments:	$(7,930,551)	$--	$(7,930,551)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of May 31, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Interest Rate Risk
Futures Contracts(a)	$110,926	$0
Purchased Swaptions(b)	165,179	0
Swaps(c)	27,272	(766)
Written Swaptions(d)	0	(551,258)
Total Interest Rate Risk	303,377	(552,024)
Total Value of Derivatives	$303,377	$(552,024)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

 (b) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

 (c) For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in Total accumulated earnings (loss).

 (d) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		May 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $227,112) — See accompanying schedule: Unaffiliated issuers (cost $439,424,736)	$443,248,046
Fidelity Central Funds (cost $632,185)	632,212
Total Investment in Securities (cost $440,056,921)		$443,880,258
Receivable for investments sold		15,051,438
Receivable for premium on written options		502,903
Receivable for TBA sale commitments		7,929,712
Receivable for fund shares sold		227,045
Interest receivable		1,204,343
Distributions receivable from Fidelity Central Funds		199
Receivable for daily variation margin on futures contracts		30,448
Receivable for daily variation margin on centrally cleared OTC swaps		1,165
Other receivables		3
Total assets		468,827,514
Liabilities
Payable for investments purchased
Regular delivery	$10,425,091
Delayed delivery	16,462,127
TBA sale commitments, at value	7,930,551
Payable for fund shares redeemed	320,715
Distributions payable	11,143
Accrued management fee	163,143
Written options, at value (premium receivable $502,903)	551,258
Collateral on securities loaned	232,260
Total liabilities		36,096,288
Net Assets		$432,731,226
Net Assets consist of:
Paid in capital		$430,000,826
Total accumulated earnings (loss)		2,730,400
Net Assets		$432,731,226
Net Asset Value, offering price and redemption price per share ($432,731,226 ÷ 42,379,642 shares)		$10.21

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended May 31, 2021 (Unaudited)
Investment Income
Interest		$2,330,414
Income from Fidelity Central Funds (including $1,253 from security lending)		5,049
Total income		2,335,463
Expenses
Management fee	$1,056,049
Independent trustees' fees and expenses	744
Total expenses before reductions	1,056,793
Expense reductions	(4)
Total expenses after reductions		1,056,789
Net investment income (loss)		1,278,674
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(933,447)
Fidelity Central Funds	41
Futures contracts	(395,584)
Swaps	(45,679)
Total net realized gain (loss)		(1,374,669)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(2,503,595)
Futures contracts	27,200
Swaps	38,460
Written options	(47,558)
Delayed delivery commitments	(1,385)
Total change in net unrealized appreciation (depreciation)		(2,486,878)
Net gain (loss)		(3,861,547)
Net increase (decrease) in net assets resulting from operations		$(2,582,873)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended May 31, 2021 (Unaudited)	Year ended November 30, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,278,674	$4,662,866
Net realized gain (loss)	(1,374,669)	5,251,052
Change in net unrealized appreciation (depreciation)	(2,486,878)	3,653,447
Net increase (decrease) in net assets resulting from operations	(2,582,873)	13,567,365
Distributions to shareholders	(2,879,559)	(4,386,626)
Share transactions
Proceeds from sales of shares	73,555,959	439,711,463
Reinvestment of distributions	2,751,865	4,228,999
Cost of shares redeemed	(153,593,319)	(262,915,002)
Net increase (decrease) in net assets resulting from share transactions	(77,285,495)	181,025,460
Total increase (decrease) in net assets	(82,747,927)	190,206,199
Net Assets
Beginning of period	515,479,153	325,272,954
End of period	$432,731,226	$515,479,153
Other Information
Shares
Sold	7,172,517	42,657,696
Issued in reinvestment of distributions	268,018	411,655
Redeemed	(14,985,696)	(25,504,636)
Net increase (decrease)	(7,545,161)	17,564,715

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Limited Term Government Fund

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$10.33	$10.05	$9.77	$9.88	$9.98	$10.04
Income from Investment Operations
Net investment income (loss)A	.028	.108	.188	.142	.109	.086
Net realized and unrealized gain (loss)	(.087)	.279	.276	(.123)	(.061)	(.048)
Total from investment operations	(.059)	.387	.464	.019	.048	.038
Distributions from net investment income	(.027)	(.107)	(.184)	(.129)	(.114)	(.089)
Distributions from net realized gain	(.034)	–	–	–	(.034)	(.009)
Total distributions	(.061)	(.107)	(.184)	(.129)	(.148)	(.098)
Net asset value, end of period	$10.21	$10.33	$10.05	$9.77	$9.88	$9.98
Total ReturnB,C	(.58)%	3.89%	4.78%	.20%	.48%	.37%
Ratios to Average Net AssetsD,E
Expenses before reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	.55%F	1.05%	1.88%	1.45%	1.10%	.86%
Supplemental Data
Net assets, end of period (000 omitted)	$432,731	$515,479	$325,273	$313,739	$356,889	$402,831
Portfolio turnover rateG	92%F	110%	160%	124%	114%	118%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2021

1. Organization.

Fidelity Limited Term Government Fund (the Fund) is a fund of Fidelity Advisor Series IV (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Foreign government and government agency obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2021 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$5,195,108
Gross unrealized depreciation	(1,085,396)
Net unrealized appreciation (depreciation)	$4,109,712
Tax cost	$439,858,784

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Statement of Assets and Liabilities as "Receivable for TBA sale commitments" and "TBA sale commitments, at value," respectively.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	(395,584)	27,200
Purchased Options	(50,380)	64,122
Swaps	(45,679)	38,460
Written Options	–	(47,558)
Totals	$(491,643)	$82,224

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Limited Term Government Fund	184,475	1,075,922

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .45% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Limited Term Government Fund	$134	$–	$–

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $4.

10. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2020 to May 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2020	Ending Account Value May 31, 2021	Expenses Paid During Period-B December 1, 2020 to May 31, 2021
Fidelity Limited Term Government Fund	.45%
Actual		$1,000.00	$994.20	$2.24
Hypothetical-C		$1,000.00	$1,022.69	$2.27

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

ISG-SANN-0721
1.968338.107

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series IV’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series IV’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series IV

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	July 22, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	July 22, 2021

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	July 22, 2021